Average Annual Total Returns - INVESCO EQUITY AND INCOME FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate		Class R6 1Year		Class R6 5Years		Class R6 10Years		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10Years	Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Mixed-Asset Target Allocation Growth Funds Index 1Year	Lipper Mixed-Asset Target Allocation Growth Funds Index 5Years	Lipper Mixed-Asset Target Allocation Growth Funds Index 10Years
Total	Aug. 03, 1960	3.91%	7.50%	7.86%	2.95%	5.96%	6.36%	2.61%	5.59%	6.00%	Jul. 06, 1993	8.08%	7.93%	7.83%	Oct. 01, 2002	9.73%	8.45%	8.19%	Dec. 22, 2004	10.16%	8.98%	8.73%	Jun. 01, 2010	10.25%	9.05%	8.82%	Sep. 24, 2012	[1]	10.45%	[1]	9.15%	[1]	8.83%	[1]	2.80%	9.74%	10.50%	8.93%	4.98%	4.19%	16.58%	10.71%	9.19%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.